Accrued Interest and Liabilities (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities	$ 539,092	$ 1,433,245
Settlement payment	175,000
Accrued interest	539,092	1,433,245	$ 269,152
Accrued liabilities	190,676	$ 234,360	$ 60,450
GBB Drink Lab Inc [Member]
Settlement payment	$ 364,092